LOANS - Impaired Consumer Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Q	Dec. 31, 2013 Q	Dec. 31, 2012
Financing receivable impaired
Maximum period of loan modification under Citi's short-term modification programs	12 months
Consumer
Financing receivable impaired
Recorded investment	$ 19,358	$ 23,793
Unpaid principal balance	21,070	25,727
Related specific allowance	3,917	4,633
Average carrying value	21,552	24,950
Interest income recognized	1,106	1,280	1,520
Number of quarters used to calculate the average recorded investment balance	4	4
Consumer | Residential first mortgages
Financing receivable impaired
Recorded investment	13,551	16,801
Unpaid principal balance	14,387	17,788
Related specific allowance	1,909	2,309
Average carrying value	15,389	17,616
Interest income recognized	690	790
Impaired financing receivable without specific allowance	1,896	2,169
Consumer | Home equity loans
Financing receivable impaired
Recorded investment	2,029	2,141
Unpaid principal balance	2,674	2,806
Related specific allowance	599	427
Average carrying value	2,075	2,116
Interest income recognized	74	81
Impaired financing receivable without specific allowance	554	568
Consumer | Credit cards
Financing receivable impaired
Recorded investment	2,407	3,339
Unpaid principal balance	2,447	3,385
Related specific allowance	849	1,178
Average carrying value	2,732	3,720
Interest income recognized	196	234
Consumer | Individual installment and other
Financing receivable impaired
Recorded investment	948	1,114
Unpaid principal balance	963	1,143
Related specific allowance	450	536
Average carrying value	975	1,094
Interest income recognized	124	153
Consumer | Commercial market loans
Financing receivable impaired
Recorded investment	423	398
Unpaid principal balance	599	605
Related specific allowance	110	183
Average carrying value	381	404
Interest income recognized	22	22
Impaired financing receivable without specific allowance	$ 158	$ 111